INCOME TAX - Deferred tax assets and liabilities, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,285,544	$ 181,065	¥ 1,019,592
Impairment for inventory	35,646	5,021	90,322
Net operating loss carryforwards	24,263,351	3,417,422	23,290,731
Subtotal	25,584,541	3,603,507	24,400,645
Less: Valuation allowance	(25,304,762)	(3,564,101)	(24,107,246)
Total deferred tax assets, net	279,779	39,406	293,399
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(18,717)	(146,511)
Gain on the previously held equity method investment	(146,888)	(20,689)	(146,888)
Recognition of customer relationship arising from business combinations	0	0	0
Total deferred tax liabilities	(279,779)	(39,406)	(293,399)
Deferred tax assets, net	¥ 0	$ 0	¥ 0